Current and Deferred Income Tax	12 Months Ended
Jun. 30, 2021
21. Current and deferred income tax

21. Current and deferred income tax

The Group’s income tax has been calculated on the estimated taxable profit for each year at the rates prevailing in the respective tax jurisdictions. The subsidiaries of the Group in the jurisdictions where the Group operates are required to calculate their income taxes on a separate basis; thus, they are not permitted to compensate subsidiaries’ losses against subsidiaries’ income.

The details of the provision for the Group’s income tax are as follows:

	06.30.21	06.30.20	06.30.19
Current income tax	(983)	(37)	(197)
Special tax for tax revaluation	-	-	(594)
Minimum presumed income tax	-	(2)	-
Deferred income tax	(12,603)	(8,033)	10,010
Income tax - (Loss)/ Profit	(13,586)	(8,072)	9,219

The statutory tax rates in the countries where the Group operates for all of the years presented are:

Tax jurisdiction	Income tax rate	Fiscal year
Argentina	25% y 30%	2021,2020 and 2019
Uruguay	0%	-

Deferred tax assets and liabilities of the Group as of June 30, 2021 and 2020 are expected to be recovered as follows:

	06.30.21	06.30.20
Deferred income tax asset to be recovered after more than 12 months	1,024	4,443
Deferred income tax asset to be recovered within 12 months	3,828	1,093
Deferred income tax asset	4,852	5,536

Deferred income tax liabilities to be recovered after more than 12 months	(52,720)	(39,589)
Deferred income tax liabilities to be recovered within 12 months	(503)	(1,632)
Deferred income tax liabilities	(53,223)	(41,221)
Deferred income tax, net	(48,371)	(35,685)

Deferred income tax (broken down into assets and liabilities) during the fiscal years ended June 30, 2021 and 2020, without considering offsetting balances within the same tax jurisdiction, is the following:

	06.30.20	(Charged) / Credited to the statements of income and other comprehensive income	Revaluation surplus	06.30.21
Deferred income tax asset
Tax loss carry-forwards	3,932	(3,787)	-	145
Investment properties	200	301	-	501
Borrowings	68	32	-	100
Trade and other payables	845	(145)	-	700
Trade and other receivables	98	2,834	-	2,932
Trading properties	336	41	-	377
Property, plant and equipment	-	9	-	9
Provisions	1	3	-	4
Other	32	(8)	-	24
Payroll and social security liabilities	6	-	-	6
Tax inflation adjustment	18	36	-	54
Subtotal deferred income tax assets	5,536	(684)	-	4,852

Deferred income tax liabilities
Investment properties and properties plant and equipment	(35,997)	(6,462)	(83)	(42,542)
Right of use assets	(2)	(2)	-	(4)
Trade and other payables	(55)	(16)	-	(71)
Investments in financial instruments	(151)	150	-	(1)
Other	(356)	(209)	-	(565)
Trading properties	(31)	31	-	-
Tax inflation adjustment	(3,246)	3,204	-	(42)
Trade and other receivables	(1,383)	(1,906)	-	(3,289)
Cash and cash equivalent	-	(2)	-	(2)
Inflation adjustment	-	(6,707)	-	(6,707)
Subtotal deferred income tax liabilities	(41,221)	(5,212)	(83)	(53,223)
Deferred income tax liabilities, net	(35,685)	(12,603)	(83)	(48,371)

	06.30.19	Credited / (Charged) to the statements of income and other comprehensive income	Revaluation surplus	Decrease due to loss of control	06.30.20
Deferred income tax asset
Tax loss carry-forwards	2,337	1,595	-	-	3,932
Investment properties	-	200	-	-	200
Borrowings	69	(1)	-	-	68
Trade and other payables	1,178	(333)	-	-	845
Trade and other receivables	148	(50)	-	-	98
Trading properties	-	336	-	-	336
Provisions	1	-	-	-	1
Other	14	18	-	-	32
Payroll and social security liabilities	8	(2)	-	-	6
Tax inflation adjustment	24	(6)	-	-	18
Subtotal deferred income tax assets	3,779	1,757	-	-	5,536

Deferred income tax liabilities
Investment properties and properties plant and equipment	(27,591)	(8,809)	(137)	540	(35,997)
Right of use assets	-	(2)	-	-	(2)
Trade and other payables	(54)	(1)	-	-	(55)
Investments in financial instruments	(264)	113	-	-	(151)
Other	(137)	(219)	-	-	(356)
Trading properties	(54)	23	-	-	(31)
Inflation adjustment	(2,405)	(841)	-	-	(3,246)
Trade and other receivables	(1,317)	(66)	-	-	(1,383)
Cash and cash equivalent	(12)	12	-	-	-
Subtotal deferred income tax liabilities	(31,834)	(9,790)	(137)	540	(41,221)
Deferred income tax liabilities, net	(28,055)	(8,033)	(137)	540	(35,685)

Deferred income tax assets are recognized for tax loss carry-forwards to the extent that the realization of the related tax benefits through future taxable profits is probable. Tax loss carry-forwards may have expiration dates or may be permanently available for use by the Group depending on the tax jurisdiction where the tax loss carry forward is generated. Tax loss carry-forwards in Argentina generally expire within 5 years.

In order to fully realize the deferred income tax asset, the Group will need to generate taxable income in the countries where the net operating losses were incurred. Based upon the level of historical taxable income and projections for future over the years in which the deferred income tax assets are deductible, management believes that as the end of the present year it is probable that the Group will realize all of the deferred income tax assets in Argentina.

As of June 30, 2021, the tax loss carry-forwards of the Group and the jurisdictions which generated them are as follows:

Jurisdiction	Tax loss carry-forward	Date of generation	Date of expiration	Rate
Argentina	31	2018	2023	25%
Argentina	300	2019	2024	25%
Argentina	82	2020	2025	25% y 30%
	413

The Group did not recognize deferred income tax assets of ARS 103 and ARS 126 as of June 30, 2021 and 2020 corresponding to losses of ARS 294 and ARS 503, respectively, related to certain subsidiaries. Although management estimates that these subsidiaries will become profitable in the future, as a result of the recent loss history during the last periods and the lack of verifiable and objective evidence, it has been determined that there is sufficient uncertainty as to the generation of sufficient income to be able to offset losses within a reasonable timeframe, therefore, no deferred tax asset is recognized in relation to these losses.

Below there is a reconciliation between the income tax recognized and that which would result from applying the prevailing tax rate on the profit / (loss) Before Income Tax for the years ended June 30, 2021, 2020 and 2019:

	06.30.21	06.30.20	06.30.19
Loss/ (profit) for the year before income tax at the prevailing tax rate	2,685	(10,601)	14,446
Tax effects of:
Rate change	(11,875)	3,567	332
Share of (loss)/ profit of associates and joint ventures	(796)	80	(260)
Result by rate transparency	(168)	280	(153)
Result from sale of subsidiaries	-	(589)	(3)
Special tax, revaluation	-	-	(593)
Loss forecast	5	-	-
Tax loss carry-forwards	(119)	(194)	(116)
Non-taxable, non-deductible items	(42)	(1)	55
Difference between provisions and affidavits	272	73	6
Minimum presumed income tax	-	(2)	-
Goodwill reversal	-	-	(83)
Others	99	-	(13)
Inflation adjustment	48	(885)	(2,784)
Tax inflation adjustment	(3,695)	200	(1,615)
Income tax - (Loss)/ profit	(13,586)	(8,072)	9,219

Tax modifications

Due to the enactment of Law 27,630 published in the Official Gazette on June 16, 2021 and effective for the years beginning on January 1, 2021, the current rates for corporate income tax are modified according to the following scale:

Accumulated net taxable profit				On the
More of	To	Will pay	More %	surplus of
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000

The amounts provided in the scale will be adjusted annually, as of January 1, 2022, considering the annual variation of the Consumer Price Index (CPI), corresponding to the month of October of the year prior to the adjustment, with respect to the same month from the previous year. The amounts determined by application of the described mechanism will be applicable for the fiscal years that begin after each update.